Restricted Cash, Deposits and Marketable Securities (Narrative) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Short-term deposits interest rate		0.27%
WACHOVIA [Member]
Disclosure of financial assets [line items]
Bonds coupon rate	4.435%
Bonds Maturity date	Dec. 30, 2020
Bonds rating	Baa3
Annual interest rate	5.80%